Summary of Gross Carrying Amount and Accumulated Amortization for Intangible Assets Resulting from Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cost:
Beginning Balance	$ 16,179	$ 44,370
Addition		12,958
Impairment of intangible assets	(277)	(32,101)
Currency translation adjustment	17	(322)
Ending Balance	15,919	16,179
Accumulated Amortization:
Beginning Balance	(4,297)	(8,369)
Amortization expense	(1,550)	(3,277)
Impairment of intangible assets	130	7,316
Currency translation adjustment	(18)	33
Ending Balance	(5,735)	(4,297)
Intangible assets, net	10,184	11,676
Intangible Assets Including Discontinued Operations, net		11,882
Payment Solution AG
Cost:
Acquired as a part of payment solution acquisition		4,232
Order Backlog
Cost:
Beginning Balance	277	948
Impairment of intangible assets	(277)	(1,018)
Currency translation adjustment	2	3
Ending Balance	2	277
Accumulated Amortization:
Beginning Balance	(71)	(948)
Amortization expense	(59)	(72)
Impairment of intangible assets	130	959
Currency translation adjustment	(2)	(10)
Ending Balance	(2)	(71)
Intangible Assets Including Discontinued Operations, net		206
Order Backlog | Minimum
Accumulated Amortization:
Amortization period	3 months
Order Backlog | Maximum
Accumulated Amortization:
Amortization period	1 year
Order Backlog | Payment Solution AG
Cost:
Acquired as a part of payment solution acquisition		344
Trade Secrets
Cost:
Beginning Balance		300
Impairment of intangible assets		(300)
Accumulated Amortization:
Beginning Balance		(120)
Amortization expense		(90)
Impairment of intangible assets		210
Trade Secrets | Minimum
Accumulated Amortization:
Amortization period	1 year
Trade Secrets | Maximum
Accumulated Amortization:
Amortization period	2 years
Patents
Cost:
Beginning Balance		790
Impairment of intangible assets		(790)
Accumulated Amortization:
Beginning Balance		(44)
Amortization expense		(33)
Impairment of intangible assets		77
Amortization period	12 years
Existing Technology
Cost:
Beginning Balance	4,600	8,170
Impairment of intangible assets		(5,489)
Currency translation adjustment		(104)
Ending Balance	4,600	4,600
Accumulated Amortization:
Beginning Balance	(1,125)	(1,295)
Amortization expense	(341)	(695)
Impairment of intangible assets		865
Ending Balance	(1,466)	(1,125)
Intangible assets, net	3,134
Intangible Assets Including Discontinued Operations, net		3,475
Existing Technology | Minimum
Accumulated Amortization:
Amortization period	6 years
Existing Technology | Maximum
Accumulated Amortization:
Amortization period	15 years
Existing Technology | Payment Solution AG
Cost:
Acquired as a part of payment solution acquisition		2,023
Customer Relationships
Cost:
Beginning Balance	10,732	24,795
Impairment of intangible assets		(15,210)
Currency translation adjustment	15	(176)
Ending Balance	10,747	10,732
Accumulated Amortization:
Beginning Balance	(2,816)	(5,924)
Amortization expense	(865)	(2,055)
Impairment of intangible assets		5,118
Currency translation adjustment	(16)	45
Ending Balance	(3,697)	(2,816)
Intangible assets, net	7,050
Intangible Assets Including Discontinued Operations, net		7,916
Customer Relationships | Minimum
Accumulated Amortization:
Amortization period	4 years
Customer Relationships | Maximum
Accumulated Amortization:
Amortization period	15 years
Customer Relationships | Payment Solution AG
Cost:
Acquired as a part of payment solution acquisition		1,323
Trade Names
Cost:
Beginning Balance	570	9,367
Impairment of intangible assets		(9,294)
Currency translation adjustment		(45)
Ending Balance	570	570
Accumulated Amortization:
Beginning Balance	(285)	(38)
Amortization expense	(285)	(332)
Impairment of intangible assets		87
Currency translation adjustment		(2)
Ending Balance	(570)	(285)
Intangible Assets Including Discontinued Operations, net		285
Amortization period	Indefinite
Trade Names | Minimum
Accumulated Amortization:
Amortization period	1 year
Trade Names | Maximum
Accumulated Amortization:
Amortization period	10 years
Trade Names | Payment Solution AG
Cost:
Acquired as a part of payment solution acquisition		$ 542